Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Line Items]
Revenue for Vessels	$ 47,745	$ 58,196	$ 94,563	$ 111,248
Voyage contracts
Property Plant And Equipment [Line Items]
Revenue for Vessels			3,808	3,814
Time charter
Property Plant And Equipment [Line Items]
Revenue for Vessels			88,979	104,672
Pooling and profit sharing arrangements
Property Plant And Equipment [Line Items]
Revenue for Vessels			$ 1,776	$ 2,762